TYPE		13F-HR
PERIOD	12/31/2011
FILER
	CIK	1386088
	CCC	kd@hvbm3
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading and Risk Analyst

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Richmond, Virginia
February 10, 2012
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
26
Form 13F Information Table Value Total:
$2,764,229


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
VANGUARD BD INDEX TOTAL BND     EQUITY - ETF921937835  48718   583169SOLE      NONE
VANGUARD BD INDEX SH TRM BND    EQUITY - ETF921937827  23829   294764SOLE      NONE
ISHARES TR MSCI EAFE            EQUITY - ETF464287465    264     5329SOLE      NONE
ISHARES TR JPM EMG MRKT BND     EQUITY - ETF464288281    146     1333SOLE      NONE
ISHARES TR HI YLD CORP BOND FD  EQUITY - ETF464288513    201     2243SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 281650  7411848SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 349653  3991014SOLE      NONE
ISHARES TR RUSSELL MICRO CAP    EQUITY - ETF464288869    165     3688SOLE      NONE
ISHARES TR RUSSELL 1000 VALUE   EQUITY - ETF464287598 639710 10077348SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 432402  3801006SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615    107    12944SOLE      NONE
POWERSHARES HI YLD CORP BND     EQUITY - ETF73936T557    147     7950SOLE      NONE
POWERSHARES FTSE RAFI US 1000   EQUITY - ETF73935X583    166     3040SOLE      NONE
POWERSHARES FTSE RAFI US 1500   EQUITY - ETF73935X567    172     2863SOLE      NONE
POWERSHARES LISTED PRIV         EQUITY - ETF73935X195    152    19058SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908611    190     3036SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF92204A306    147     1460SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908553 318225  5486637SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908629    179     2493SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  80858  1257510SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908744    314     5978SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 586061  9489325SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922042858    175     4586SOLE      NONE
VANGUARD INDEX FDS              EQUITY - ETF922908652    191     3687SOLE      NONE
ALPS ETF TR                     EQUITY - ETF00162Q866	 198    11915SOLE      NONE
WISDOMTREE TRUST                EQUITY - ETF97717W125	 209     4628SOLE      NONE
